Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

February 24, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. on behalf of
	The Hartford Balanced Income Fund	The Hartford Inflation Plus Fund
	The Hartford Capital Appreciation II Fund	The Hartford MidCap Value Fund
	The Hartford Equity Income Fund	The Hartford Municipal Opportunities Fund
	The Hartford Global All-Asset Fund	The Hartford Short Duration Fund
	The Hartford Global Real Asset Fund	The Hartford Strategic Income Fund
	The Hartford High Yield Fund	The Hartford Value Fund

File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in supplements, dated February 3, 2012, to the Prospectus and Summary Prospectus for the Funds listed above. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (860) 843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino

Senior Counsel

cc: Kathryn Cohen, Esq.